The Company’s Share-based Compensation Plan	12 Months Ended
Dec. 31, 2021
The Company’s Share-based Compensation Plan

Note	25 | The Company’s Share-based Compensation Plan

In 2016, the Company’s Board of Directors proposed that the treasury shares be used for the implementation of a long-term incentive plan in favor of executive directors, managers or other personnel holding key positions in the Company in an employment relationship with the latter and those who in the future are invited to participate, in accordance with the provisions of section 67 of Law No. 26,831 on Capital Markets. The plan was ratified and approved by the Ordinary and Extraordinary Shareholders’ Meeting held on April 18, 2017.

On April 15, 2021, 246,451 treasury shares were awarded, as part of the Share-based Compensation Plan, to executive directors, managers and other personnel holding key executive positions in the Company.

The fair value of the previously referred to shares at the award date, amounted to $ 162.3 and has been recorded in the Salaries and social security taxes line item, with a contra account in Equity. The amount recorded in Equity is net of the tax effect.